Restatement To Previously Issued Condensed Consolidated Financial Statements (Details Narrative) (10-K) - USD ($) $ in Thousands	1 Months Ended		9 Months Ended	12 Months Ended
	Jan. 31, 2017	Jul. 31, 2016	Sep. 30, 2017	Dec. 31, 2016
Derivative liability from the issuance of common stock	333,750	1,054,167		1,054,167
Decreased in operating activities			$ 131	$ 571
Increased in financing activities			$ 131	571
Series A Convertible Preferred Stock [Member]
Accretion of a discount on convertible preferred stock				$ 3,800